Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2022	Dec. 30, 2021	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the Securities and Exchange Commission pursuant to Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure regarding executive compensation for its principal executive officer (“PEO”) and Non-PEO NEOs and the Company performance for each of fiscal years 2023, 2022, 2021, and 2020. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the fiscal years shown.

					Value of Initial Fixed Investments based on:(4)
Year (a)	Summary Compensation Table Total for The PEO ($)(1) (b)	Compensation Actually Paid to the PEO ($)(1),(2),(3) (c)	Average Summary Compensation Table for Non-PEO NEOs ($)(1) (d)	Compensation Actually Paid to Non-PEO NEOs ($)(1),(2),(3) (e)	TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($) (rounded to the nearest thousands) (h)	Revenue ($) (rounded to the nearest thousands)(5) (i)

2023	10,220,581	6,350,978	2,740,574	1,082,949	90.78	117.90	21,347,000	322,415,000
2022	6,501,953	1,027,645	2,053,028	1,162,152	141.19	117.30	39,665,000	284,391,000
2021	5,468,270	11,586,083	1,903,519	2,345,191	265.56	146.72	27,511,000	230,472,000
2020	2,975,812	12,657,136	1,738,479	2,794,730	230.42	131.76	5,913,000	163,460,000

(1)
Thomas G. Frinzi was the Company’s PEO for fiscal year 2023 and Caren Mason was the Company’s PEO for fiscal years 2020- 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes	Scott Barnes
Keith Holliday	Keith Holliday	Keith Holliday	Keith Holliday
Hans Blickensdoerfer	Hans Blickensdoerfer	James Francese	Warren Foust
Deborah Andrews

(2)
The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for the PEO ($)	Exclusion of Stock Awards and Option Awards for the PEO ($)	Inclusion of Equity Values for the PEO ($)	Compensation Actually Paid to the PEO ($)

2023	10,220,581	(8,999,995)	5,130,392	6,350,978
2022	6,501,953	(4,548,337)	(925,971)	1,027,645
2021	5,468,270	(3,500,022)	9,617,835	11,586,083
2020	2,975,812	(1,913,391)	11,594,715	12,657,136

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,740,574	-	(2,086,156)	-	428,531	1,082,949
2022	2,053,028	-	(1,398,685)	-	507,809	1,162,152
2021	1,903,519	(579,194)	(477,117)	(20,523)	1,518,506	2,345,191
2020	1,738,479	(671,929)	(590,448)	59,353	2,259,275	2,794,730

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for the PEO ($)	Total - Inclusion of Equity Values for the PEO ($)

2023	5,121,936	8,456	-	5,130,392
2022	2,763,729	(2,329,782)	(1,359,918)	(925,971)
2021	3,489,208	913,786	5,214,841	9,617,835
2020	7,849,784	3,188,746	556,185	11,594,715

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	542,869	(214,401)	100,063	428,531
2022	1,094,938	(341,854)	(245,275)	507,809
2021	474,060	253,914	790,532	1,518,506
2020	1,530,052	585,786	143,437	2,259,275

(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(3) of Regulation S-K included in the Company’s Annual Report for the year ended December 29, 2023. The comparison assumes $100 was invested for the period starting January 3, 2020 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The Company determined Revenue to be the most important financial performance measure used to link Company performance to CAP to its PEO and Non-PEOs in 2023. This performance measure may not have been the most important financial performance measure for fiscal years 2022, 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Thomas G. Frinzi was the Company’s PEO for fiscal year 2023 and Caren Mason was the Company’s PEO for fiscal years 2020- 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes	Scott Barnes
Keith Holliday	Keith Holliday	Keith Holliday	Keith Holliday
Hans Blickensdoerfer	Hans Blickensdoerfer	James Francese	Warren Foust
Deborah Andrews

Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(3) of Regulation S-K included in the Company’s Annual Report for the year ended December 29, 2023. The comparison assumes $100 was invested for the period starting January 3, 2020 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,220,581	$ 6,501,953	$ 5,468,270	$ 2,975,812
PEO Actually Paid Compensation Amount	$ 6,350,978	1,027,645	11,586,083	12,657,136
Adjustment To PEO Compensation, Footnote	reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for the PEO ($)	Exclusion of Stock Awards and Option Awards for the PEO ($)	Inclusion of Equity Values for the PEO ($)	Compensation Actually Paid to the PEO ($)

2023	10,220,581	(8,999,995)	5,130,392	6,350,978
2022	6,501,953	(4,548,337)	(925,971)	1,027,645
2021	5,468,270	(3,500,022)	9,617,835	11,586,083
2020	2,975,812	(1,913,391)	11,594,715	12,657,136

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for the PEO ($)	Total - Inclusion of Equity Values for the PEO ($)

2023	5,121,936	8,456	-	5,130,392
2022	2,763,729	(2,329,782)	(1,359,918)	(925,971)
2021	3,489,208	913,786	5,214,841	9,617,835
2020	7,849,784	3,188,746	556,185	11,594,715

Non-PEO NEO Average Total Compensation Amount	$ 2,740,574	2,053,028	1,903,519	1,738,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,082,949	1,162,152	2,345,191	2,794,730
Adjustment to Non-PEO NEO Compensation Footnote	reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,740,574	-	(2,086,156)	-	428,531	1,082,949
2022	2,053,028	-	(1,398,685)	-	507,809	1,162,152
2021	1,903,519	(579,194)	(477,117)	(20,523)	1,518,506	2,345,191
2020	1,738,479	(671,929)	(590,448)	59,353	2,259,275	2,794,730

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	542,869	(214,401)	100,063	428,531
2022	1,094,938	(341,854)	(245,275)	507,809
2021	474,060	253,914	790,532	1,518,506
2020	1,530,052	585,786	143,437	2,259,275

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the cumulative TSR of the Company and S&P 400 Health Care Index over the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s net income over the three most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s revenue over the three most recently completed fiscal years:

Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually paid to the Company’s PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Revenue
Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 90.78	141.19	265.56	230.42
Peer Group Total Shareholder Return Amount	117.9	117.3	146.72	131.76
Net Income (Loss)	$ 21,347,000,000	$ 39,665,000,000	$ 27,511,000,000	$ 5,913,000,000
Company Selected Measure Amount	322,415,000,000	284,391,000,000	230,472,000,000	163,460,000,000
PEO Name	Thomas G. Frinzi	Caren Mason	Caren Mason	Caren Mason
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The Company determined Revenue to be the most important financial performance measure used to link Company performance to CAP to its PEO and Non-PEOs in 2023. This performance measure may not have been the most important financial performance measure for fiscal years 2022, 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,999,995)	$ (4,548,337)	$ (3,500,022)	$ (1,913,391)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,130,392	(925,971)	9,617,835	11,594,715
PEO | Year-End Fair Value of EquityAwards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,121,936	2,763,729	3,489,208	7,849,784
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,456	(2,329,782)	913,786	3,188,746
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,359,918)	5,214,841	556,185
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,531	507,809	1,518,506	2,259,275
Non-PEO NEO | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(579,194)	(671,929)
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,086,156)	(1,398,685)	(477,117)	(590,448)
Non-PEO NEO | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,523)	59,353
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,531	507,809	1,518,506	2,259,275
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,869	1,094,938	474,060	1,530,052
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,401)	(341,854)	253,914	585,786
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 100,063	$ (245,275)	$ 790,532	$ 143,437